Fair Value Considerations (Details 1)	6 Months Ended
Dec. 31, 2015 $ / shares shares
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Equivalent term (years)	5 years
Warrant [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price | $ / shares	$ 0.98
Volatility	75.00%
Equivalent term (years)	4 years 8 months 1 day
Warrant [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.60%
Potential number of shares	215,000
Warrant [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.57%
Potential number of shares	126,000
Issuance Date [Member] | Warrant [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	75.00%
Issuance Date [Member] | Warrant [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price | $ / shares	$ 1.95
Equivalent term (years)	5 years 1 month 10 days
Risk-free interest rate	1.74%
Potential number of shares	224,000
Issuance Date [Member] | Warrant [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price | $ / shares	$ 1.51
Equivalent term (years)	5 years
Risk-free interest rate	1.54%
Potential number of shares	139,000